Financial instruments and risk management - Schedule of reconciliation of level 3 recurring fair value measurements (Details) - Level 3 - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of the year	$ 3,862	$ 4,669
Additions to level 3	114,096	0
Changes in fair value recognized in earnings	4,681	292
Changes in foreign exchange rates	3,587	0
Payments	(10,369)	(1,099)
Balance, end of the year	$ 115,857	$ 3,862